Long-term investment - Schedule of long-term investment (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Long-term investment
Cost of long-term investment	$ 3,000,000		$ 3,000,000
Less: impairment loss	(610,302)		(610,302)
Long-term investment, net	$ 2,389,698	$ 2,389,698	$ 2,389,698